Expenses - Components of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of sales	$ 2,797,794	$ 3,238,312
Selling and distribution	552,693	498,552
Administrative expenses	109,415	81,657
Total expenses by function	3,459,902	3,818,521
Cost of raw materials and purchased methanol	2,329,856	2,789,921
Ocean freight and other logistics	357,495	325,893
Employee expenses, including share-based compensation	243,542	219,012
Other expenses	137,179	111,275
Cost of sales and operating expenses	3,068,072	3,446,101
Depreciation and amortization	391,830	372,420
Total expenses by nature	$ 3,459,902	$ 3,818,521